Financing receivables - Changes in total allowance for credit losses (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Allowance for current expected credit losses [Roll Forward]
Opening balance, Allowance for current expected credit losses		¥ 68,258	¥ 58,832	¥ 64,787	¥ 49,267
Provision for losses, Allowance for current expected credit losses		246	(273)	2,044	8,924	[1]
Charge-offs, Allowance for current expected credit losses		(1,605)	(10)	(4,075)	(17)
Other, Allowance for current expected credit losses	[2]	3,421	504	7,564	879
Ending balance, Allowance for current expected credit losses		70,320	59,053	70,320	59,053
Allowance for receivables other than loans [Roll Forward]
Opening balance, Allowance for receivables other than loans	[3]	1,842	2,587	1,559	4,517
Provision for losses, Allowance for receivables other than loans	[3]	(13)	75	15	78	[1]
Charge-offs, Allowance for receivables other than loans	[3]		(5)		(62)
Other, Allowance for receivables other than loans	[2],[3]	7	1	262	(1,875)
Ending balance, Allowance for receivables other than loans	[3]	1,836	2,658	1,836	2,658
Total allowance for current expected credit losses [Roll Forward]
Opening balance, Total allowance for current expected credit losses		70,100	61,419	66,346	53,784
Provision for losses, Total allowance for current expected credit losses		233	(198)	2,059	9,002	[1]
Charge-offs, Total allowance for current expected credit losses		(1,605)	(15)	(4,075)	(79)
Other, Total allowance for current expected credit losses	[2]	3,428	505	7,826	(996)
Ending balance, Total allowance for current expected credit losses		72,156	61,711	72,156	61,711
Loans at banks [Member]
Allowance for current expected credit losses [Roll Forward]
Opening balance, Allowance for current expected credit losses		3,016	1,273	2,434	1,282
Provision for losses, Allowance for current expected credit losses		90		672		[1]
Charge-offs, Allowance for current expected credit losses		(1,523)		(1,523)
Other, Allowance for current expected credit losses	[2]	(417)	170	(417)	161
Ending balance, Allowance for current expected credit losses		1,166	1,443	1,166	1,443
Short-term secured margin loans [Member]
Allowance for current expected credit losses [Roll Forward]
Opening balance, Allowance for current expected credit losses
Provision for losses, Allowance for current expected credit losses						[1]
Charge-offs, Allowance for current expected credit losses
Other, Allowance for current expected credit losses	[2]
Ending balance, Allowance for current expected credit losses
Corporate loans [Member]
Allowance for current expected credit losses [Roll Forward]
Opening balance, Allowance for current expected credit losses		65,242	57,559	62,353	47,985
Provision for losses, Allowance for current expected credit losses		156	(273)	1,372	8,924	[1]
Charge-offs, Allowance for current expected credit losses		(82)	(10)	(2,552)	(17)
Other, Allowance for current expected credit losses	[2]	3,838	334	7,981	718
Ending balance, Allowance for current expected credit losses		¥ 69,154	¥ 57,610	¥ 69,154	¥ 57,610

[1]	Following default by a U.S. client in connection with the U.S. Prime Brokerage Event in March 2021, a provision for losses of ¥9,289 million was recognized during the quarter ended June 30, 2021.
[2]	Primarily includes the effect of foreign exchange movements and recoveries collected.
[3]	Includes amounts recognized against collateralized agreements, customer contract assets and receivables and other receivables.